Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions for judicial and administrative proceedings, commitments and other provisions (Tables) [Abstract]
The breakdown of the balance of 'Provisions'

 The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2019	2018	2017

Pension fund provisions and similar requirements (2)	4,960,620	3,357,654	3,923,457
Provisions for lawsuits and administrative proceedings, commitments and other provisions	11,371,205	11,338,244	10,063,459
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	103,272	605,638	707,131
Judicial and administrative proceedings	9,226,735	9,507,240	8,365,320
Of which:
Civil	3,201,061	3,377,338	2,522,005
Labor	3,504,296	3,819,107	3,448,388
Tax and Social Security	2,521,378	2,310,795	2,394,927
Provisions for contingent commitments (Note 23.b)	683,918	626,267	-
Others provisions (1)	1,357,280	599,099	991,008
Total	16,331,825	14,695,898	13,986,916

(1)  In 2019, includes R$700,000 (2018 - R$126.561 and 2017 - R$287,446) relating to the expenses of projects aimed at improving operational productivity and efficiency.

(2)  In the year ended December 31, 2018, there was an increase in the costing contribution established for a certain post-employment benefit plan, which is calculated as a percentage of the total monthly remuneration of members. This increase in contribution resulted in a decrease in the cost of past service, due to the change in the plan. The envisaged changes implied a reduction in the present value of the defined benefit plan obligations, which is supported by an actuarial assessment. In the Consolidated Statements of Income, this amount was recorded in the caption Provisions (Net).

Changes in Provisions

The changes in “Provisions” were as follows:

Thousand of reais	2019

	Pensions (1)	Other Provisions		Total
Balance at beginning of year	3,357,654	11,338,244		14,695,898
Additions charged to income:
Interest expense and similar charges	314,596	-		314,596
Personnel Expenses (Note 40)	10,917	-		10,917
Constitutions / Reversals and Adjustment of provisions	21,523	2,936,187		2,957,710
Other Comprehensive Income	1,416,815	-		1,416,815
Additions to provisions for contingent commitments	-	(57,651)		(57,651)
Payments to external funds	(187,667)	-		(187,667)
Amount paid	-	(2,870,703)		(2,870,703)
Transfer to other assets - actuarial assets (Note 15)	23,014	-		23,014
Transfers, exchange differences and other changes	-	19,512		19,512
Balance at end of year	4,956,852	11,365,589		16,322,441

Thousand of reais	2018

	Pensions (1)	Other Provisions		Total
Balance at beginning of year	3,923,456	10,063,459		13,986,915
Additions charged to income:
Interest expense and similar charges	320,559	-		320,559
Personnel Expenses (Note 40)	8,939	-		8,939
Constitutions / Reversals and Adjustment of provisions	(801,332)	3,556,512		2,755,180
Other Comprehensive Income	483,058	-		483,058
Additions to provisions for contingent commitments	-	(48,246)		(48,246)
Payments to external funds	(594,024)	-		(594,024)
Amount paid	-	(2,247,172)		(2,247,172)
Transfer to other assets - actuarial assets (Note 15)	16,998	-		16,998
Transfers, exchange differences and other changes	-	13,691		13,691
Balance at end of year	3,357,654	11,338,244		14,695,898

Thousand of reais	2017

	Pensions (1)	Other Provisions		Total
Balance at beginning of year	2,710,626	9,065,864		11,776,490
Additions charged to income:
Interest expense and similar charges	275,836	-		275,836
Personnel Expenses (Note 40)	20,081	-		20,081
Constitutions / Reversals and Adjustment of provisions	1,723	3,112,684		3,114,407
Other Comprehensive Income	1,028,090	-		1,028,090
Payments to external funds	(127,357)	-		(127,357)
Amount paid	-	(2,123,483)		(2,123,483)
Transfer to other assets - actuarial assets (Note 15)	14,457	-		14,457
Transfers, exchange differences and other changes	-	8,394	-	8,394
Balance at end of year	3,923,456	10,063,459		13,986,915

(1) For further information, see note 15. Provisions for pension funds and similar obligations.

Movement of provisions

According to note 2.iii.ix, IFRS 9 requires that the provision for expected credit losses be recorded for contracts of financial guarantees rendered, which have not yet been honored. Provision expense reflecting credit risk should be measured and accounted for when the honor of these guarantees occurs and the client accused does not comply with its contractual obligations. The movement of these provisions in 2019 and 2018 is as follows:

Thousand of reais	2019	2018

Balance at beginning of year (in 1/01/2018 after the initial adoption of the IFRS 9)	626,267	674,513
Creation of provision for contingent commitments	57,651	(48,246)
Balance at end of year	683,918	626,267